Operating Cost and Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Cost And Expenses Abstract
Commission expenses	$ 11,984,437	$ 2,480,271	$ 19,279,929	$ 3,181,313	$ 18,823,458	$ 3,866,251
Annual bonus	3,800,000		3,800,000
Personnel and benefit expense	5,302,270	3,404,039	14,907,460	5,409,018	21,928,504	9,152,522
Other general and administrative expenses	$ 8,655,884	$ 1,173,217	$ 14,511,705	$ 2,081,618	$ 6,188,011	$ 5,793,160